INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF STATEMENT OF INCOME
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Hong Kong profits tax provision (benefits) for the year:
Current	—	—	—	—
Deferred	—	—	—	—
	—	—	—	—

SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE

	2023	2024	2025
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of non-deductible expenses(1)	(76.5)%	(16.5)%	(10.7)%
Effect of tax rates in foreign jurisdiction	(23.3)%	(4.2)%	(3.8)%
Effect of changes in valuation allowance	(3.9)%	(10.3)%	(8.2)%
Effect of permanent difference(2)	87.2%	14.5%	6.2%
Effective tax rate	—	—	—

(1)	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including operating expenses from Hong Kong companies which do not generate any assessable profits during the year.

(2)	Mainly represents non-taxable interest. In 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses. In 2024, this also includes the gain on sale of investments.

SCHEDULE OF GEOGRAPHIC LOCATIONS

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Hong Kong	195,245	(3,530,735)	(6,413,538)	(824,012)
Foreign	(679,057)	(1,199,117)	(1,895,122)	(243,485)
Total loss before income taxes	(483,812)	(4,729,852)	(8,308,660)	(1,067,497)

SCHEDULE OF COMPONENTS OF THE DEFERRED TAX ASSETS (LIABILITIES)

Significant components of the deferred tax assets (liabilities) are presented below:

	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Deferred tax assets:
Net operating loss carryforwards	750,087	1,246,723	1,904,590	244,702
Deferred tax assets	750,087	1,246,723	1,904,590	244,702
Less: Valuation allowance	(750,087)	(1,246,723)	(1,904,590)	(244,702)
Total deferred tax assets, net	—	—	—	—